Mar. 01, 2023
Polen Bank Loan Fund
POLEN BANK LOAN FUND

POLEN BANK LOAN FUND

Investor Class

Institutional Class

OF

FUNDVANTAGE TRUST

(the “Trust”)

Supplement dated July 26, 2023, to the Polen Bank Loan Fund’s (the “Fund”) Summary Prospectus dated March 1, 2023 and Prospectus dated June 30, 2022, as supplemented.

This information in this supplement updates and amends certain information contained in the Prospectus and Summary Prospectus for the Fund and should be read in conjunction with such document.

Effective immediately, the following replaces the second paragraph of the section titled “Summary of Principal Investment Strategies” in each of the Fund’s Summary Prospectus and Prospectus, respectively:

The Fund seeks to achieve its objective mainly by investing in bank loans and other high yield fixed income securities with a focus on “middle market” issuers in the United States and, to a lesser extent, Canada. The Adviser considers middle market companies to be those with normalized earnings before interest, tax and depreciation (“EBITDA”) in the range of $75-250 million. The Adviser believes that the flexibility to invest, sell, and reinvest throughout the capital structure of an issuer and, in particular, in bank loans will enable the Adviser to tailor its investment approach to the specific credit-related circumstances of that issuer as they may change from time to time and thereby select the most attractive opportunities for the Fund.

Effective immediately, the following principal risk is added to the sections titled “Summary of Principal Risks” in each of the Fund’s Summary Prospectus and Prospectus, respectively, and “Principal Risks” in the Fund’s Prospectus:

●	Canadian Securities Risk. The Fund may invest in, and/or have exposure to, Canadian securities. The Canadian economy may be significantly affected by the U.S. economy because the U.S. is Canada’s largest trading partner and foreign investor. Canada’s largest exports are its natural resources, so the Canadian economy is dependent on the demand for, and supply and price of, natural resources, and any market developments that reduce the price of such goods could disproportionately affect the Canadian economy.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.